Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.22	As at 31.12.21
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	16,743	15,759
Performance guarantees, acceptances and endorsements	7,532	7,987
Total	24,275	23,746

Commitments
Documentary credits and other short-term trade related transactions	1,888	1,584
Standby facilities, credit lines and other commitments	334,483	282,867
Total	336,371	284,451
Further details on contingent liabilities, where it is not practicable to disclose an estimate of the potential financial effect on the Barclays Bank Group relating to legal and competition and regulatory matters can be found in Note 14.